Consolidated Statements Of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net sales	$ 5,864.6		$ 5,658.2		$ 5,483.4
Cost of products sold	3,659.4		3,509.5		3,453.3
GROSS MARGIN	2,205.2		2,148.7		2,030.1
Selling, general and administrative expenses	1,515.3		1,447.8		1,354.8
Impairment charges	382.6	[1]	0	[1]	0	[1]
Restructuring Costs	50.1	[1]	77.4	[1]	100.0	[1]
OPERATING INCOME	257.2		623.5		575.3
Nonoperating expenses:
Interest expense, net of interest income	86.2		118.4		140.0
Losses related to extinguishments of debt	4.8		218.6		4.7
Other expense (income), net	13.7		(7.3)		2.0
Net nonoperating expenses	104.7		329.7		146.7
INCOME BEFORE INCOME TAXES	152.5		293.8		428.6
Income tax expense	17.9		5.6		142.8
Income from continuing operations	134.6		288.2		285.8
(Loss) income from Discontinued Operations, Net of Tax	(9.4)		4.6		(0.3)
NET INCOME	$ 125.2		$ 292.8		$ 285.5
Weighted average shares outstanding:
Basic	293.6		282.4		280.8
Diluted	296.2		305.4		294.4
Earnings per share:
Income from Continuing Operations	$ 0.46		$ 1.02		$ 1.02
(Loss) Income from Discontinued Operations	$ (0.03)		$ 0.02		$ 0.00
Net income	$ 0.43		$ 1.04		$ 1.02
Income from Continuing Operations	$ 0.45		$ 0.94		$ 0.97
(Loss) Income from Discontinued Operations	$ (0.03)		$ 0.02		$ 0.00
Net income	$ 0.42		$ 0.96		$ 0.97
Dividends per share	$ 0.29		$ 0.20		$ 0.26

[1]	Operating income (loss) by segment is net sales less cost of products sold and selling, general & administrative (“SG&A”) expenses. Operating income by geographic area is net sales less cost of products sold, SG&A expenses, impairment charges, and restructuring costs. Certain headquarters expenses of an operational nature are allocated to business segments and geographic areas primarily on a net sales basis. Depreciation and amortization is allocated to the segments on a percentage of sales basis, and the allocated depreciation and amortization is included in segment operating income.